Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Banking and Thrift [Abstract]
2019	$ 290,385
2020	155,006
2021	89,620
2022	21,662
2023	50,328
Thereafter	6,763
Time Deposits, Total	$ 613,764